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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         SCSF Equities, LLC
                 -------------------------------
   Address:      5200 Town Center Circle
                 -------------------------------
                 Suite 600
                 -------------------------------
                 Boca Raton, FL 33486
                 -------------------------------

Form 13F File Number: 28-12343
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Philip E. Brown
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   (561) 394-0550
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Philip E. Brown              New York, NY      February 14 , 2007
   -------------------------------    -----------------   ------------------
           [Signature]                  [City, State]           [Date]

This report is being filed by SCSF Equities, LLC, a Delaware limited liability company ("SCSF Equities"). SCSF Equities is an affiliate of Sun Capital Securities Offshore Fund, Ltd., a Cayman Islands corporation ("Sun Offshore Fund"), Sun Capital Securities Fund, LP, a Delaware limited partnership ("Sun Securities Fund"), Sun Capital Securities Advisors, LP, a Delaware limited partnership ("Sun Advisors") and Sun Capital Securities, LLC, a Delaware limited liability company ("Sun Capital Securities"). Marc J. Leder ("Leder") and Rodger
R. Krouse ("Krouse") may each be deemed to control SCSF Equities, Sun Securities Fund and Sun Advisors, as Leder and Krouse each own 50% of the membership interests in Sun Capital Securities, which in turn is the general partner of Sun Advisors, which in turn is the general partner of Sun Securities Fund, which in turn is the managing member of SCSF Equities. Leder and Krouse may each be deemed to control the Sun Offshore Fund by virtue of them being the only two directors of the Sun Offshore Fund. Sun Offshore Fund, in turn, owns a majority of the membership interests of SCSF Equities. None of SCSF Equities, Sun Offshore Fund, Sun Securities Fund or Sun Advisors separately exercises voting or investment discretion over the securities set forth in the information table included herein.

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        --------------------

Form 13F Information Table Entry Total:         17
                                        --------------------

Form 13F Information Table Value Total:      $344,833
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None.

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                           FORM 13F INFORMATION TABLE

                                                                      SHRS OR
                                                                      SH/PUT/                                VOTING
                                                                      -------                               AUTHORITY
                                TITLE OF                    VALUE    (PRN AMT     INVESTMENT     OTHER    SOLE SHARED
   NAME OF ISSUER                CLASS           CUSIP     (x$1000)  PRN CALL)    DISCRETION    MANAGERS      NONE
   --------------               --------         -----     --------  ---------    ----------    --------  -----------
Accuride Corporation           Common Stock     004398103    19,704  2,506,902  Shared-Defined    None       Sole
American Italian Pasta
 Company                  Class A Common Stock  027070101    19,112  2,730,300  Shared-Defined    None       Sole
C&D Technologies, Inc.         Common Stock     124661109    20,687  3,129,586  Shared-Defined    None       Sole
Chesapeake Corporation         Common Stock     165159104     9,818  1,891,651  Shared-Defined    None       Sole
Coleman Cable, Inc.            Common Stock     193459302     7,740   819,100   Shared-Defined    None       Sole
CVR Energy, Inc.               Common Stock     12662P108    22,707   910,464   Shared-Defined    None       Sole
Design Within Reach,
 Inc.                          Common Stock     250557105     7,856  2,123,200  Shared-Defined    None       Sole
Furniture Brands
 International, Inc.           Common Stock     360921100    46,094  4,581,881  Shared-Defined    None       Sole
Genesco Inc.                   Common Stock     371532102    19,939   527,495   Shared-Defined    None       Sole
Georgia Gulf
 Corporation                   Common Stock     373200203    26,750  4,040,741  Shared-Defined    None       Sole
Kellwood Company               Common Stock     488044108    42,632  2,562,000  Shared-Defined    None       Sole
Modine Manufacturing
 Company                       Common Stock     607828100    26,563  1,608,900  Shared-Defined    None       Sole
Nautilus, Inc.                 Common Stock     63910B102    15,146  3,122,853  Shared-Defined    None       Sole
Pier 1 Imports, Inc.           Common Stock     720279108    35,563  6,799,904  Shared-Defined    None       Sole
Sharper Image
 Corporation                   Common Stock     820013100     8,285  2,959,000  Shared-Defined    None       Sole
Universal Technical
 Institute
 Incorporated                  Common Stock     913915104    14,639   861,095   Shared-Defined    None       Sole
Wilsons The Leather
 Experts, Inc.                 Common Stock     972463103     1,598  1,699,869  Shared-Defined    None       Sole